Deposits	12 Months Ended
Dec. 31, 2024
Deposits
Deposits

4. Deposits

Security deposits have been made to the lessors of the office building and the aircraft. The aircraft deposit is denominated in United States Dollars.

	December 31,	December 31,
	2024	2023

Prepaid expenses	$2,401	$8,164
Building	43,309	43,309
Aircraft	215,775	198,444
	261,485	249,917